Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 3, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Large Cap Focus Growth (the “Fund”), a series of DWS Investment Trust (the “Trust”); (Reg. Nos. 002-13628, 811-00043)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 192 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on November 28, 2012.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

                    /s/Caroline Pearson

Caroline Pearson
Managing Director
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray